CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2025
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

25.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of the consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the periods presented. Certain information and note disclosures generally included in the financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The note disclosures contain supplemental information relating to the operations of the Company, and as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2025, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

25.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of	As of
	December 31,	December 31,
	2024	2025
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	30	9
Cryptocurrency assets	250	437
Other current assets	29,077	75,509
Amounts due from intergroup companies	140,168	106,666

Total current assets	169,525	182,621

Non-current assets:
Investment in subsidiaries	(112,300)	(148,093)
Intangible assets, net	95	108

Total non-current assets	(112,205)	(147,985)

TOTAL ASSETS	57,320	34,636

	As of	As of
	December 31,	December 31,
	2024	2025
	US$	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and welfare payable	34	26
Accrued expenses and other liabilities	393	378

Total current liabilities	427	404

TOTAL LIABILITIES	427	404

Shareholders’ equity:
Class A ordinary shares, par value US$0.00005 per share; 1,599,935,000 and 38,399,870,000 shares authorized as of December 31, 2024 and December 31, 2025, respectively; 1,595,399,890 and 1,867,853,490 shares issued and outstanding as of December 31, 2024 and December 31, 2025, respectively	78	90
Class A preference shares, par value US$0.00005 per share; 65,000 shares authorized as of December 31, 2024 and December 31, 2025; 65,000 shares issued and outstanding as of December 31, 2024 and December 31, 2025.	—	—
Class A II preference shares, par value US$0.00005 per share; 0 and 65,000 shares authorized as of December 31, 2024 and December 31, 2025, respectively; 0 and 65,000 shares issued and outstanding as of December 31, 2024 and December 31, 2025, respectively.	—	—
Class B ordinary shares, par value US$0.00005 per share; 400,000,000 shares authorized as of December 31, 2024 and December 31, 2025; 99 shares issued and outstanding as of December 31, 2024 and December 31, 2025	—	—
Additional paid-in capital	640,724	651,782
Treasury shares	(21,604)	(21,604)
Accumulated other comprehensive loss	(4,392)	(4,246)
Accumulated deficit and statutory reserve	(557,913)	(591,790)

Total shareholders’ equity	56,893	34,232

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	57,320	34,636

25.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

Condensed statements of comprehensive (loss) income

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$

Revenues	—	—	—
Operating costs and expenses:
Cost of revenue	(42)	(31)	—
Sales and marketing expenses	(6)	—	—
General and administrative expenses	(3,134)	(1,681)	(2,137)

Total operating costs and expenses	(3,182)	(1,712)	(2,137)

Net gain on disposal of cryptocurrency assets	539	—	—
Changes in fair value of cryptocurrency assets	—	100	23

Operating loss	(2,643)	(1,612)	(2,114)
Interest income	231	—	—
Other operating expense	(10,000)	—	—
Equity in (loss) income of subsidiaries	(16,298)	13,685	(31,763)

(Loss) income before income tax	(28,710)	12,073	(33,877)

Net (loss) income	(28,710)	12,073	(33,877)

Other comprehensive (loss) income
Foreign currency translation (loss) income	(316)	(116)	146

Comprehensive (loss) income	(29,026)	11,957	(33,731)

Condensed statements of cash flows

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$

Net cash used in operating activities	(2,472)	(2,062)	(10,715)
Net cash provided by investing activities	2,370	—	—
Net cash provided by financing activities	—	2,057	10,694
Net decrease in cash and cash equivalents	(102)	(5)	(21)
Cash and cash equivalents at beginning of the year	137	35	30
Cash and cash equivalents at end of the year	35	30	9

25.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company used the equity method to account for its investment in its subsidiaries.

The parent company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries” and their respective (loss) income as “Equity in (loss) income of subsidiaries” on the condensed statements of comprehensive (loss) income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary is reduced to zero unless the parent company has guaranteed obligations of the subsidiary or is otherwise committed to provide further financial support. If the subsidiary subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial information should be read in conjunction with the Group’s consolidated financial statements.